Subsequent Events (Details) - USD ($)		12 Months Ended
	May 14, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Additional shares (in Shares)	6,785
Gross proceeds	$ 678,500
Termination fee		$ 1,000,000
Termination expenses		$ 500,000
Shareholders merger agreement percentage		10.00%
Outstanding shares percentage		38.00%
Fresh Vine [Member]
Subsequent Events [Line Items]
Termination fee		$ 1,000,000
Termination expenses		$ 500,000